Revenue and other income	6 Months Ended
Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue and other income	Revenue and other incomeRevenue from collaboration and licensing agreements
Revenues from collaboration and licensing agreements result from agreements signed with AstraZeneca, Sanofi :

(in thousands of euro)	30 juin 2025	30 juin 2024

Proceeds from collaboration and licensing agreements	755	7,396
of which monalizumab agreement (AstraZeneca)	56	2,994
of which 2016 Sanofi agreement	—	4,000
of which Sanofi agreement 2022 - ANKET IPH62 - Recognition of license initial payment and income related to the completion of work in line with the joint research program	198	199
of which Sanofi agreement 2022 - ANKET IPH67 -Recognition of license initial payment, income related to the option exercise and income related to the completion of work in line with the joint research program	—	203
of which other agreements	501	—
Invoicing of R&D costs (IPH5201 agreement)	916	897
Revenue from collaboration and licensing agreements	1,671	8,293

a) Revenue recognition related to monalizumab AZ agreements and amendments
Revenue related to monalizumab decreased by €2.9 million, to €0.1 million for the six months ended June 30, 2025, as compared to €3.0 million for the six months ended June 30, 2024. This decrease is mainly due to the progress of Phase 1/2 trials close to termination.
Change in deferred revenue relating to monalizumab agreement:

(in thousands of euro)	Current	Non-Current	Total
As of December 31, 2023	5,156	—	5,156
Revenue for the six months ended June 30, 2024	(2,994)	—	(2,994)
Transfer from / (to) collaboration liabilities	(172)	—	(172)
As of June 30, 2024	1,990	—	1,990

As of December 31, 2024	215	—	215
Revenue for the six months ended June 30, 2025	(56)	—	(56)
Transfer from / (to) collaboration liabilities	4	—	4
As of June 30, 2025	163	—	163
Change in collaboration liabilities relating to monalizumab agreement:

(in thousands of euro)	Current	Non Current	Total
As of December 31, 2023	7,647	45,030	52,677
Additions	3,301	(3,129)	172
Deductions	(2,419)	—	(2,419)
Foreign exchange impact (1)	1,719	—	1,719
As of June 30, 2024	10,248	41,901	52,149

As of December 31, 2024	7,443	41,128	48,571
Additions	6,610	(6,610)	—
Deductions	(1,679)	—	(1,679)
Foreign exchange impact (1)	(5,592)	—	(5,592)
As of June 30, 2025	6,782	34,518	41,300
(1) Foreign exchange effects are recognized in financial income (see Note 15).
b) Revenue recognition related to IPH5201 AstraZeneca collaboration and option agreement
Licence revenue related to IPH5201 for the six months ended June 30, 2025 and June 30, 2024 are nil. As a reminder, the Company signed on June 1, 2022 an amendment to the initial contract signed in October 2018. This amendment set the terms of the collaboration following AstraZeneca’s decision to advance IPH5201 to a Phase 2 study. The Company will conduct the study. Both parties will share the external cost related to the study and incurred by the Company and AstraZeneca will provide products necessary to conduct the clinical trial. Under the terms of this agreement, an amount of €916 thousand was rebilled to AstraZeneca during the first half of 2025 (€897 thousand during the first half of 2024).
c) Revenue related to IPH6401 - IPH6101 - Sanofi (2016)

Revenue related to IPH6401 under the collaboration and license agreement signed with Sanofi are nil for the six months ended June 30, 2025, as compared to a revenue of €4,000 thousand as of June 30, 2024.
During 2024, the Company announced that the first patient was dosed in the Phase 2 dose expansion part of the Sanofi-sponsored clinical trial of SAR443579 / IPH6101, evaluating SAR443579 as a monotherapy for the treatment of blood cancers with high unmet needs. Under the terms of the 2016 research and licensing agreement with Sanofi, dosing of the first patient in the dose expansion part of the trial triggered a milestone payment to the Company of €4 million recognized as revenue as of June 30, 2024. This amount was received by the Company on May 17, 2024. In alignment with both company's current strategic priorities, Sanofi and Innate agreed to terminate the 2016 Agreement as it relates to SAR’579/IPH6101 (CD123 ANKET); Innate will regain its rights on SAR’579/IPH6101 (CD123 ANKET) on July 1st, 2025.
As a reminder, the Company announced that, in June 2023, the first patient was dosed in a Sanofi-sponsored Phase 1/2 clinical trial evaluating IPH6401/SAR'514 in relapsed or refractory Multiple Myeloma. No milestone payment has been recognized as of June 30, 2025.
d) Revenue related to Sanofi research collaboration and licensing agreement (2022)
On January 25, 2023, the Company announced the expiration of the waiting period under the Hart-Scott-Rodino (HSR) Antitrust Improvements Act of 1976 and the effectiveness of the licensing agreement as of January 24, 2023. Consequently, under the terms of such agreement, the Company received an upfront payment of €25,000 thousand in March 2023, including €18,500 thousand for the exclusive license, €1,500 thousand for the research work and €5,000 thousand for the two additional targets options. On December 19, 2023, the Company announced that Sanofi had exercised an option for one of the two targets. This option exercise also resulted in a milestone payment of €15,000 thousand, including €13,300 thousand in respect of the exclusive license, which was fully recognized in income as of December 31, 2023, and €1,700 thousand for the research activities to be carried out by the Company. The Company considers that the license to the B7-H3 technology is a right to use the intellectual property granted exclusively to Sanofi from the effective date of the agreement. As such, all upfront payments relating to the licenses granted have been recognized in the income statement representing an amount of €31,800 thousand, including €18.5 million relating to B7-H3 license and €13,300 thousand following the option exercised.
On October 9, 2024, the Company received a termination letter for the license agreement concerning this option. The termination ends the research work. The revenue of €1.7 million was therefore fully recognized as revenue on December 31, 2024.
Innate has regained full rights to IPH67, a NK Cell Engager program derived from the ANKET® platform currently in development for solid tumors. Sanofi retains a right to a low single-digit compensation regarding any future revenue that Innate Pharma may receive for licenses of IPH67, as well as payments based on milestones should the Company develop IPH67 itself, and an ongoing royalty fee in the low-single digits.
Under the terms of the agreement, Sanofi still retains a license option for a third preclinical molecule. The option may be exercised at the latest on January 24, 2028.

Change in deferred revenue relating to the 2022 research collaboration and licensing agreement :

(in thousands of euro)	Current	Non-Current	Total
As of December 31, 2023	710	4,617	5,327
Additions	99	—	99
Deductions	(402)	(99)	(501)
As of June 30, 2024	407	4,518	4,925

(in thousands of euro)	Current	Non-Current	Total
As of December 31, 2024	400	2,825	3,225
Additions	198	(198)	—
Deductions	(198)	—	(198)
As of June 30, 2025	400	2,627	3,027

e) Schedule of variance of deferred revenue

(in thousands of euro)	As of December 31, 2024	Recognition in P&L	Proceeds	Transfer from / (to) collaboration liabilities	As of June 30, 2025
Monalizumab	215	(56)	—	4	163
Sanofi (2022) option	2,500	—	—	—	2,500
Sanofi (2022) services	726	(198)	—	—	528
Total	3,441	(254)	—	4	3,192

(in thousands of euro)	As of December 31, 2023	Recognition in P&L	Proceeds	Transfer from / (to) collaboration liabilities	As of June 30, 2024
Monalizumab	5,155	(2,994)	—	(172)	1,990
Sanofi (2022) option	2,500	—	—	—	2,500
Sanofi (2022) services	2,826	(402)	—	—	2,424
Total	10,481	(3,396)	—	(172)	6,915
Government financing for research expenditures
The Company receives grants from the European Commission, French government and state organizations in several different forms:
•Research Tax Credits; and
• Investment and operating grants.
As of June 30, 2025 and 2024, an estimate of the research tax credit amount for the first half period is calculated on the basis of eligible expenses over the period.
The total amount for government financing for research expenditures recorded as other income in the income statement can be analysed as follows:

(in thousands of euro)	June 30, 2025	June 30, 2024

Research tax credit	3,189	4,050
Grant	—	2
Government financing for research expenditures	3,189	4,052